Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 19, 2011
Supplement [Text Block]	cik0000356476_SupplementTextBlock

MAXIM SERIES FUND, INC.
Maxim T. Rowe Price Equity/Income Portfolio

(the "Portfolio")

Supplement dated September 19, 2011 to the

Prospectus for the Portfolio, dated July 19, 2011

The chart labeled "Calendar Year Total Returns" on page 3 of the Prospectus is hereby deleted and replaced in its entirety with the following:

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
1.66	(13.06)	25.64	15.03	4.13	19.11	3.24	(36.18)	25.20	15.07

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus for the Portfolio dated July 19, 2011.

Please keep this Supplement for future reference.

Maxim T. Rowe Price Equity/Income Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	1.66%
Annual Return 2002	rr_AnnualReturn2002	(13.06%)
Annual Return 2003	rr_AnnualReturn2003	25.64%
Annual Return 2004	rr_AnnualReturn2004	15.03%
Annual Return 2005	rr_AnnualReturn2005	4.13%
Annual Return 2006	rr_AnnualReturn2006	19.11%
Annual Return 2007	rr_AnnualReturn2007	3.24%
Annual Return 2008	rr_AnnualReturn2008	(36.18%)
Annual Return 2009	rr_AnnualReturn2009	25.20%
Annual Return 2010	rr_AnnualReturn2010	15.07%
Maxim T. Rowe Price Equity/Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000356476_SupplementTextBlock

MAXIM SERIES FUND, INC.
Maxim T. Rowe Price Equity/Income Portfolio

(the "Portfolio")

Supplement dated September 19, 2011 to the

Prospectus for the Portfolio, dated July 19, 2011

The chart labeled "Calendar Year Total Returns" on page 3 of the Prospectus is hereby deleted and replaced in its entirety with the following:

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
1.66	(13.06)	25.64	15.03	4.13	19.11	3.24	(36.18)	25.20	15.07